INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in the allowance for obsolescence of inventories
At the beginning of the year	$ 136
At the end of the year	2,737	$ 136
Accumulated impairment
Movements in the allowance for obsolescence of inventories
At the beginning of the year	(53)
Additions	(82)	(70)
Decreases	2	17
At the end of the year	$ (133)	$ (53)